Equity	12 Months Ended
Dec. 31, 2019
Equity [Abstract]
Equity

29.	Equity

(a)	Equity as of December 31, 2018 and 2019 are as follows:

	2018		2019
Capital stock:
Common stock	~~W~~	2,370,998	2,370,998
Preferred stock (*1)		274,055	361,465

		2,645,053	2,732,463

Hybrid bond		1,531,759	1,731,235

Capital surplus:
Share premium (*1)		9,494,769	10,155,150
Others		400,719	410,203

		9,895,488	10,565,353

Capital adjustments (*2)		(552,895)	(1,116,770)

Accumulated other comprehensive income, net of tax:
Gain on financial assets at fair value through other comprehensive income		2,958	306,470
Gain(Loss) on financial assets at fair value through profit or loss (overlay approach)		(79,057)	71,621
Equity in other comprehensive income of associates		4,883	8,177
Foreign currency translation adjustments for foreign operations		(321,853)	(217,465)
Net loss from cash flow hedges		(17,751)	(33,711)
Other comprehensive income of separate account		4,112	14,539
Actuarial losses		(346,682)	(401,532)
Changes in own credit risk on financial liabilities designated under fair value option		170	(8,255)

		(753,220)	(260,156)

Retained earnings (*3),(*4),(*5)		22,959,440	25,525,821
Non-controlling interest (*6),(*7)		925,805	2,752,435

	~~W~~	36,651,430	41,930,381

(*1)

For the year ended December 31, 2019, ~~W~~750,000 million scale of convertible preferred share was issued. Investors may claim the conversion after one year from the date of issue to the day before the fourth year from the date of issue and convertible shares not converted until the fourth year from the date of issue will be automatically converted on the day of the fourth year from the date of issue.

(*2)

The Group acquired treasury stocks through a treasury stock trust for the years ended December 31, 2018 and 2019 and has recognized the consideration paid in equity, directly. The Group entered into a shareholders’ agreement to acquire additional shares in the Asia Trust Co., Ltd., resulting in decrease of ~~W~~125,829 million in capital adjustment for the year ended December 31, 2019.

(*3)	As of December 31, 2018 and 2019, profits reserved by the Group as of Article 53 of the Financial Holding Companies Act amounted to ~~W~~2,068,190 million and ~~W~~2,191,677 million, respectively.
(*4)	As of December 31, 2018 and 2019, the regulatory reserves for loan losses the Group appropriated in retained earnings are ~~W~~7,572 million and ~~W~~8,728 million, respectively.
(*5)	As of December 31, 2019, profit dividends within retained earnings of subsidiaries of the Group subject to a restricted dividend in accordance with laws, etc. are amounted to ~~W~~6,419,934 million.
(*6)

As of December 31, 2018 and 2019, the total amounts of hybrid bonds that Shinhan Bank, Jeju Bank and Shinhan Capital have recognized as non-controlling interests were ~~W~~748,497 million and ~~W~~1,147,635 million, respectively. And, as of December 31, 2018 and 2019, the amounts of dividends paid for the hybrid bonds by Shinhan Bank, Jeju Bank, and Shinhan Capital, ~~W~~27,546 million and ~~W~~36,729 million, respectively, are allocated to the net income of non-controlling interest.

(*7)	The non-controlling interest of ~~W~~1,250,333 million increased due to business combination with Orange Life Insurance Co., Ltd and Asia Trust Co., Ltd. for the year ended December 31, 2019. (Note 50)

(b)	Capital stock

Capital stock of the Group as of December 31, 2018 and 2019 are as follows:

Number of authorized shares		1,000,000,000
Par value per share in won	~~W~~	5,000
Number of issued common stocks outstanding		474,199,587
Number of issued preferred stocks outstanding as of December 31,2019		17,482,000

(c)	Hybrid bonds

Hybrid bonds classified as other equity instruments as of December 31, 2018 and December 31, 2019 are as follows:

Issue date	Currency	Maturity date	Interest rate (%)	2018		2019
June 25, 2015	KRW	June 25, 2045	4.38	~~W~~	199,455	199,455
September 15, 2017	”	—	3.77		134,683	134,683
September 15, 2017	”	—	4.25		89,783	89,783
April 13, 2018	”	—	4.08		134,678	134,678
April 13, 2018	”	—	4.56		14,955	14,955
August 29, 2018	”	—	4.15		398,679	398,679
June 28, 2019	”	—	3.27		—	199,476
August 13, 2018	USD	—	5.88		559,526	559,526

				~~W~~	1,531,759	1,731,235

The Group can make advanced redemption for the above bonds, after 5 or 10 years from the issuance date; and has unconditional rights to extend the maturity under the same condition. In addition, if the determination has been made that dividend is not paid for common shares, then the interest for the above bonds is also not paid.

(d)	Capital adjustments

Changes in capital adjustments for the years ended December 31, 2018 and 2019 are as follows:

	2018		2019
Beginning balance	~~W~~	(398,035)	(552,895)
Acquisition of stocks		(155,923)	(444,077)
The Acquisition commitment amount for subsidiaries’ remaining shares		—	(125,830)
Other transactions with owners		1,063	6,032

Ending balance	~~W~~	(552,895)	(1,116,770)

(e)	Accumulated other comprehensive income

Changes in accumulated other comprehensive income for the years ended December 31, 2018 and 2019 are as follows:

	2018
	Items that are or may be reclassified to profit or loss							Items that will never be reclassified to profit or loss				Total
	Gain (loss) on financial asset at fair value through other comprehensive income		Gain (loss) on valuation of financial asset measured at FVTPL (overlay approach)	Equity in other comprehensive income of associates	Foreign currency translation adjustments for foreign operations	Net gain (loss) from cash flow hedges	Other comprehend- sive income of separate account	Remeasure -ments of the defined benefit plans	Equity in other comprehensive income of associates	Gain (loss) on financial asset at fair value through other comprehe- nsive income	Gain (loss) on financial Liabilities measured at FVTPL attributable to changes in credit risk
Beginning balance	~~W~~	(211,003)	(24,724)	(2,516)	(342,318)	2,441	(4,564)	(253,995)	(46)	31,533	(1,553)	(806,745)
Change due to fair value		225,173	(74,942)	(2,327)	—	—	11,967	—	39	25,077	2,376	187,363
Reclassification:
Change due to impairment or disposal		15,812	—	13,103	—	—	—	—	—	—	—	28,915
Effect of hedge accounting		—	—	—	—	(92,272)	—	—	—	—	—	(92,272)
Hedging		(2,365)	—	—	(35,879)	60,501	—	—	—	—	—	22,257
Effects from exchange rate fluctuations		1,733	—	—	45,904	—	—	—	—	423	—	48,060
Remeasurements of the defined benefit plans		—	—	—	—	—	—	(128,139)	—	—	—	(128,139)
Deferred income taxes		(79,345)	20,609	(3,369)	9,958	11,579	(3,291)	35,041	(11)	(5,410)	(653)	(14,892)
Transfer to other account		—	—	—	—	—	—	—	10	2,635	—	2,645
Non-controlling interests		(1,305)	—	—	482	—	—	411	—	—	—	(412)

Ending balance	~~W~~	(51,300)	(79,057)	4,891	(321,853)	(17,751)	4,112	(346,682)	(8)	54,258	170	(753,220)

	2019
	Items that are or may be reclassified to profit or loss							Items that will never be reclassified to profit or loss				Total
	Gain (loss) on financial asset at fair value through other comprehensive income		Gain (loss) on valuation of financial asset measured at FVTPL (overlay approach)	Equity in other comprehensive income of associates	Foreign currency translation adjustments for foreign operations	Net gain (loss) from cash flow hedges	Other comprehend- sive income of separate account	Remeasure -ments of the defined benefit plans	Equity in other comprehensive income of associates	Gain (loss) on financial asset at fair value through other comprehe- nsive income	Gain (loss) on financial Liabilities measured at FVTPL attributable to changes in credit risk
Beginning balance	~~W~~	(51,300)	(79,057)	4,891	(321,853)	(17,751)	4,112	(346,682)	(8)	54,258	170	(753,220)
Change due to fair value		491,953	225,706	3,353	—	—	14,382	—	(11)	19,935	(11,621)	743,697
Reclassification:
Change due to impairment or disposal		(23,281)	—	—	—	—	—	—	—	—	—	(23,281)
Effect of hedge accounting		—	—	—	—	(75,020)	—	—	—	—	—	(75,020)
Hedging		(731)	—	—	(49,361)	50,083	—	—	—	—	—	(9)
Effects from exchange rate fluctuations		—	—	—	147,899	—	—	—	—	293	—	148,192
Remeasurements of the defined benefit plans		—	—	—	—	—	—	(75,595)	—	—	—	(75,595)
Deferred income taxes		(115,856)	(62,739)	(51)	7,233	6,348	(3,955)	20,951	3	(7,204)	3,196	(152,074)
Transfer to other account		—	—	—	—	—	—	—	—	5,860	—	5,860
Non-controlling interests		(67,457)	(12,289)	—	(1,383)	2,629	—	(206)	—	—	—	(78,706)

Ending balance	~~W~~	233,328	71,621	8,193	(217,465)	(33,711)	14,539	(401,532)	(16)	73,142	(8,255)	(260,156)

(f)	Appropriation of retained earnings

Statements of appropriation of retained earnings for the years ended December 31, 2018 and 2019 are as follows:

	2018		2019
Date of appropriation:	March 27, 2019		March 26, 2020
Unappropriated retained earnings:
Balance at beginning of year	~~W~~	4,867,521	5,184,339
Net effect due to change in accounting policy		(23)	—
Dividend to hybrid bonds		(40,357)	(61,993)
Net income		1,234,883	1,129,173

		6,062,024	6,251,519
Appropriation of retained earnings:
Legal reserve		(123,488)	(112,917)
Dividends
Dividends on common stocks paid		(753,041)	(851,587)
Dividends on preferred stocks paid		—	(32,342)
Regulatory reserve for loan losses		(1,156)	(3,260)

		(877,685)	(1,000,106)

Unappropriated retained earnings to be carried over to subsequent year	~~W~~	5,184,339	5,251,413

(*)	These statements of appropriation of retained earnings are based on the separate financial statements of Shinhan Finance Group.

(g)	Regulatory reserve for loan losses

In accordance with Regulations for the Supervision of Financial Institutions, the Group reserves the difference between allowance for credit losses by IFRS and that as required by the Regulations at the account of regulatory reserve for loan losses in retained earnings.

i)	Changes in regulatory reserve for loan losses including non-controlling interests for the years ended December 31, 2018 and 2019 are as follows:

	2018		2019
Beginning balance	~~W~~	2,885,018	2,844,690
IFRS 9 adoption		(388,551)	—
Business combination		—	25,608
Planned regulatory reversal of loan losses		348,223	290,872

Ending balance	~~W~~	2,844,690	3,161,170

ii)

Profit attributable to equity holders of Shinhan Financial Group and earnings per share after factoring in regulatory reserve for loan losses for the years ended December 31, 2018 and 2019 are as follows:

	2018		2019
Profit attributable to equity holders of Shinhan Financial Group	~~W~~	3,156,722	3,403,497
Provision for regulatory reserve for loan losses (*1)		(348,127)	(292,728)

Profit attributable to equity holders of Shinhan Financial Group adjusted for regulatory reserve	~~W~~	2,808,595	3,110,769

Basic and diluted earnings per share adjusted for regulatory reserve in won (*2)		5,844	6,387

(*1)	The increase in reserve for credit losses, ~~W~~25,608 million, due to the business combination with Orange Life insurance and Asia Trust during the year is excluded.
(*2)	Dividends for hybrid bonds are deducted.

(h)	Treasury stock

The acquisitions of treasury stock as of December 31, 2018 and 2019 are as follows:

	2018
	Beginning balance		Acquisition	Ending balance
The number of share		—	3,648,659	3,648,659
Carrying value	~~W~~	—	155,923	155,923

	2019
	Beginning balance		Acquisition	Ending balance
The number of share		3,648,659	10,233,403	13,882,062
Carrying value	~~W~~	155,923	444,077	600,000

(*)	The Group entered into a treasury stock trust agreement with Samsung Securities Co., Ltd., and acquired treasury stocks.